Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Year	Summary Compensation Table Total for Matt Salem(1)(2) ($)	Compensation Actually Paid to Matt Salem(2)(3) ($)	Summary Compensation Table Total for Christen Lee(1)(2) ($)	Compensation Actually Paid to Christen Lee(2)(4) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(5)(6) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(5)(6)(7)(8) ($)	Value of Initial Fixed $100 Investment Based On:(9)		Net Income Attributable to Common Stockholders ($ in thousands)	Company Selected Measure: Distributable Earnings ($ in thousands) (11)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return(10) ($)
2022	1,463,000	674,410	—	—	667,210	397,990	91	69	15,371	109,614
2021	1,979,366	2,470,598	—	—	722,166	878,242	123	92	125,635	92,393
2020	1,278,004	854,037	1,278,004	836,006	1,031,662	867,956	97	78	53,553	109,321

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for our Chief Executive Officer (the “PEO”) for each corresponding year, as reported in the “Total” column of the Summary Compensation Table.

(2)
For fiscal years 2022 and 2021, Matthew A. Salem was our Chief Executive Officer. For fiscal year 2020, Matthew A. Salem and Christen E.J. Lee served as our Co-Chief Executive Officers for a portion of the year. As previously disclosed, on March 9, 2020, the Board nominated Mr. Lee as a director candidate for election at the Company’s annual meeting of shareholders and, in connection with Mr. Lee’s nomination, appointed Mr. Salem as the Company’s sole Chief Executive Officer. For fiscal year 2020, only that portion of Mr. Lee’s compensation that was earned by or paid to him in connection with his role as Co-Chief Executive Officer of the Company is included in the calculation of the total compensation and the “compensation actually paid” to Mr. Lee.

(3)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Salem in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Salem during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)
Reported Summary Compensation Total	1,278,004	1,979,366	1,463,000
Change in Pension Value Deduction(a)	—	—	—
Pension Service Cost Addition(a)	—	—	—
Prior Pension Service Cost Addition(a)	—	—	—
Reported Stock Awards Deduction(b)	(1,278,004)	(1,979,366)	(1,463,000)
Equity Award Adjustments(c)	854,037	2,470,598	674,410
Compensation Actually Paid	854,037	2,470,598	674,410

(a)	The Company has no pension plans.
(b)
Total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Mr. Salem did not receive option awards in the years shown.

(c)	For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	1,396,000	(610,647)	—	(372,519)	—	261,576	674,410
2021	2,034,050	211,185	—	225,363	—	—	2,470,598
2020	1,278,717	(180,210)	—	(244,470)	—	—	854,037
(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Lee in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lee during 2020.

Description	2020 ($)
Reported Summary Compensation Table	1,278,004
Change in Pension Value Deduction(a)	—
Pension Service Cost Addition(a)	—
Prior Pension Service Cost Addition(a)	—
Reported Stock Awards Deduction(b)	(1,278,004)
Equity Award Adjustments(c)	836,006
Compensation Actually Paid	836,006

(a)	The Company has no pension plans.
(b)	Total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for 2020. Mr. Lee did not receive option awards in 2020.
(c)	For 2020, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2020	1,278,717	(180,210)	—	(262,501)	—	—	836,006
(5)
The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO named executive officers (the “Other NEOs”) for each corresponding year in the “Total” column of the Summary Compensation Table.

(6)
For fiscal year 2022, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer; Kendra L. Decious, our Chief Financial Officer and Treasurer; Vincent J. Napolitano, our General Counsel and Secretary; and Mostafa Nagaty, our former Chief Financial Officer and Treasurer. As previously disclosed, Mostafa Nagaty stepped down from his role as Chief Financial Officer and Treasurer of the Company on March 1, 2022 and was succeeded by Kendra Decious.

For fiscal year 2021, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer; Mostafa Nagaty, our Chief Financial Officer and Treasurer; and Vincent J. Napolitano, our General Counsel and Secretary.
For fiscal year 2020, our Other NEOs were: W. Patrick Mattson, our President; and Mostafa Nagaty, our Chief Financial Officer and Treasurer.
(7)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the Other NEOs, the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by or paid to our Other NEOs as a group during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)
Average Reported Summary Compensation Total	1,031,662	722,166	667,210
Average Change in Pension Value Deduction(a)	—	—	—
Average Pension Service Cost Addition(a)	—	—	—
Average Prior Pension Service Cost Addition(a)	—	—	—
Average Reported Stock Awards Deduction(b)	(714,162)	(466,210)	(461,577)
Average Equity Award Adjustments(c)	550,456	622,286	192,357
Average Compensation Actually Paid to Other NEOs	867,956	878,242	397,990

(a)	The Company has no pension plans.
(b)
Average total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Other NEOs did not receive option awards in the years shown.

(c)	For each covered year, the amounts added or deducted in calculated equity award adjustments include:
Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	440,438	(178,622)	—	(113,102)	(34,140)	77,783	192,357
2021	479,090	73,237	—	69,959	—	—	622,286
2020	714,560	(69,689)	—	(94,415)	—	—	550,456
(8)
When calculating amounts of “compensation actually paid” for purposes of this table the fair value of each equity award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 505 and ASC Topic 718, as appropriate, without taking into account estimated forfeitures using the market price of the Company’s common stock on the relevant valuation date.

(9)
Total shareholder return as calculated based on a fixed investment of one hundred ($100) dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table as required by the Rule.

(10)
Total shareholder return for the Bloomberg REIT Mortgage Index, which we also use for purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022.

(11)
For purposes of the Rule, we have identified Distributable Earnings as our Company-Selected Metric. We define Distributable Earnings as net income (loss) attributable to our stockholders or, without duplication, owners of our subsidiaries, computed in accordance with GAAP, including realized losses not otherwise included in GAAP net income (loss) and excluding (i) non-cash equity compensation expense, (ii) depreciation and amortization, (iii) any unrealized gains or losses or other similar non-cash items that are included in net income for the applicable reporting period, regardless of whether such items are included in other comprehensive income or loss, or in net income, and (iv) one-time events pursuant to changes in GAAP and certain material non-cash income or expense items agreed upon after discussions between our Manager and our Board of Directors and after approval by a majority of our independent directors. The exclusion of depreciation and amortization from the calculation of Distributable Earnings only applies to debt investments related to real estate to the extent we foreclose upon the property or properties underlying such debt investments. Although Distributable Earnings is one important financial performance measure, among others, that the Compensation Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Compensation Committee has not historically, and does not currently, evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) of Regulation S-K as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive compensation “actually paid” to Company performance.

Company Selected Measure Name	Distributable Earnings
Named Executive Officers, Footnote [Text Block]
(6)
For fiscal year 2022, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer; Kendra L. Decious, our Chief Financial Officer and Treasurer; Vincent J. Napolitano, our General Counsel and Secretary; and Mostafa Nagaty, our former Chief Financial Officer and Treasurer. As previously disclosed, Mostafa Nagaty stepped down from his role as Chief Financial Officer and Treasurer of the Company on March 1, 2022 and was succeeded by Kendra Decious.

For fiscal year 2021, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer; Mostafa Nagaty, our Chief Financial Officer and Treasurer; and Vincent J. Napolitano, our General Counsel and Secretary.
For fiscal year 2020, our Other NEOs were: W. Patrick Mattson, our President; and Mostafa Nagaty, our Chief Financial Officer and Treasurer.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Salem in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Salem during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)
Reported Summary Compensation Total	1,278,004	1,979,366	1,463,000
Change in Pension Value Deduction(a)	—	—	—
Pension Service Cost Addition(a)	—	—	—
Prior Pension Service Cost Addition(a)	—	—	—
Reported Stock Awards Deduction(b)	(1,278,004)	(1,979,366)	(1,463,000)
Equity Award Adjustments(c)	854,037	2,470,598	674,410
Compensation Actually Paid	854,037	2,470,598	674,410

(a)	The Company has no pension plans.
(b)
Total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Mr. Salem did not receive option awards in the years shown.

(c)	For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	1,396,000	(610,647)	—	(372,519)	—	261,576	674,410
2021	2,034,050	211,185	—	225,363	—	—	2,470,598
2020	1,278,717	(180,210)	—	(244,470)	—	—	854,037
(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Lee in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lee during 2020.

Description	2020 ($)
Reported Summary Compensation Table	1,278,004
Change in Pension Value Deduction(a)	—
Pension Service Cost Addition(a)	—
Prior Pension Service Cost Addition(a)	—
Reported Stock Awards Deduction(b)	(1,278,004)
Equity Award Adjustments(c)	836,006
Compensation Actually Paid	836,006

(a)	The Company has no pension plans.
(b)	Total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for 2020. Mr. Lee did not receive option awards in 2020.
(c)	For 2020, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2020	1,278,717	(180,210)	—	(262,501)	—	—	836,006

Non-PEO NEO Average Total Compensation Amount	$ 667,210	$ 722,166	$ 1,031,662
Non-PEO NEO Average Compensation Actually Paid Amount	$ 397,990	878,242	867,956
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(7)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the Other NEOs, the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by or paid to our Other NEOs as a group during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)
Average Reported Summary Compensation Total	1,031,662	722,166	667,210
Average Change in Pension Value Deduction(a)	—	—	—
Average Pension Service Cost Addition(a)	—	—	—
Average Prior Pension Service Cost Addition(a)	—	—	—
Average Reported Stock Awards Deduction(b)	(714,162)	(466,210)	(461,577)
Average Equity Award Adjustments(c)	550,456	622,286	192,357
Average Compensation Actually Paid to Other NEOs	867,956	878,242	397,990

(a)	The Company has no pension plans.
(b)
Average total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Other NEOs did not receive option awards in the years shown.

(c)	For each covered year, the amounts added or deducted in calculated equity award adjustments include:
Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	440,438	(178,622)	—	(113,102)	(34,140)	77,783	192,357
2021	479,090	73,237	—	69,959	—	—	622,286
2020	714,560	(69,689)	—	(94,415)	—	—	550,456

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Total Shareholder Return
The following charts show the relationship between (1) the compensation actually paid to our PEO(s) and the average compensation actually paid to the Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return (“TSR”) of the Company for its last three completed fiscal years. The charts also provide a comparison of the Company’s TSR to the Compensation Comparison Group (“CCG”) TSR for the three-year period.
PEO Compensation vs. Company and CCG TSR

Other NEO Average Compensation vs. Company and CCG TSR

(1)
Calculated based on a fixed investment of one hundred ($100) dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table as required by the Rule.

Compensation Actually Paid vs. Net Income [Text Block]
Net Income
The following charts show the relationship between (1) the compensation actually paid to our PEO(s) and the average compensation actually paid to the Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) the Company net income attributable to common stockholders (“Net Income”) for the last three fiscal years.
PEO Compensation vs. Net Income

Other NEO Average Compensation vs. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Company-Selected Measure: Distributable Earnings
The following charts show the relationship between (1) the compensation actually paid to our PEO(s) and the average compensation actually paid to the Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) distributable earnings for the last three fiscal years.
PEO Compensation vs. Distributable Earnings

Other NEO Average Compensation vs. Distributable Earnings

Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
For purposes of the Rule, we have identified the following performance measures, which the Compensation Committee considered, among others, when making executive compensation decisions for performance year 2022, in response to the Tabular List disclosure requirement pursuant to Item 402(v)(6) of Regulation S-K.
Most Important Performance Measures
Company Total Shareholder Return
Net Income
Distributable Earnings
As noted above, however, the Compensation Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) of Regulation S-K as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial or non-financial performance measure specifically to link executive compensation “actually paid” to Company performance.

Total Shareholder Return Amount	$ 91	123	97
Peer Group Total Shareholder Return Amount	69	92	78
Net Income (Loss)	$ 15,371,000	$ 125,635,000	$ 53,553,000
Company Selected Measure Amount	109,614,000	92,393,000	109,321,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Company Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Distributable Earnings
Matthew A. Salem [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,463,000	$ 1,979,366	$ 1,278,004
PEO Actually Paid Compensation Amount	$ 674,410	$ 2,470,598	$ 854,037
PEO Name	Matthew A. Salem	Matthew A. Salem	Matthew A. Salem
Christen E.J. Lee [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 0	$ 1,278,004
PEO Actually Paid Compensation Amount	0	0	$ 836,006
PEO Name			Christen E.J. Lee
PEO [Member] | Matthew A. Salem [Member] | Adjustment to Change in Pension Value Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	$ 0
PEO [Member] | Matthew A. Salem [Member] | Adjustment to Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Matthew A. Salem [Member] | Adjustment to Prior Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Matthew A. Salem [Member] | Adjustment to Reported Stock Awards Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,463,000)	(1,979,366)	(1,278,004)
PEO [Member] | Matthew A. Salem [Member] | Adjustment to Equity Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	674,410	2,470,598	854,037
PEO [Member] | Matthew A. Salem [Member] | Adjustment to Year End Fair Value of Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,396,000	2,034,050	1,278,717
PEO [Member] | Matthew A. Salem [Member] | Adjustment to Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(610,647)	211,185	(180,210)
PEO [Member] | Matthew A. Salem [Member] | Adjustment to Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Matthew A. Salem [Member] | Adjustment to Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(372,519)	225,363	(244,470)
PEO [Member] | Matthew A. Salem [Member] | Adjustments to Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Matthew A. Salem [Member] | Adjustment to Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	261,576	0	0
PEO [Member] | Christen E.J. Lee [Member] | Adjustment to Change in Pension Value Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Christen E.J. Lee [Member] | Adjustment to Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Christen E.J. Lee [Member] | Adjustment to Prior Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Christen E.J. Lee [Member] | Adjustment to Reported Stock Awards Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,278,004)
PEO [Member] | Christen E.J. Lee [Member] | Adjustment to Equity Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			836,006
PEO [Member] | Christen E.J. Lee [Member] | Adjustment to Year End Fair Value of Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,278,717
PEO [Member] | Christen E.J. Lee [Member] | Adjustment to Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(180,210)
PEO [Member] | Christen E.J. Lee [Member] | Adjustment to Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Christen E.J. Lee [Member] | Adjustment to Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(262,501)
PEO [Member] | Christen E.J. Lee [Member] | Adjustments to Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Christen E.J. Lee [Member] | Adjustment to Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Adjustment to Change in Pension Value Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment to Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment to Prior Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment to Reported Stock Awards Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(461,577)	(466,210)	(714,162)
Non-PEO NEO [Member] | Adjustment to Equity Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	192,357	622,286	550,456
Non-PEO NEO [Member] | Adjustment to Year End Fair Value of Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	440,438	479,090	714,560
Non-PEO NEO [Member] | Adjustment to Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(178,622)	73,237	(69,689)
Non-PEO NEO [Member] | Adjustment to Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment to Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(113,102)	69,959	(94,415)
Non-PEO NEO [Member] | Adjustments to Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,140)	0	0
Non-PEO NEO [Member] | Adjustment to Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 77,783	$ 0	$ 0